Assets and Liabilities Held for Sale and Discontinued Operations - Net income (loss) of Equity Method Investments (Details) - Golar LNG NB 13 Corporation - USD ($) $ in Thousands		9 Months Ended
	May 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses		$ (4,155)	$ (5,109)
Voyage, charterhire and commission expenses		(7,707)	(7,997)
Administrative expenses		(1)	(45)
Depreciation and amortization		(2,955)	(5,319)
Operating (loss)/income		7,198	4,164
Interest income		17	2
Interest expense		(4,649)	(1,855)
Other financial items, net		(147)	(121)
Income from discontinued operations		2,419	2,190
Gain on TundraCo disposal		123,252	0
Net income from discontinued operations		125,671	2,190
Cash sale proceeds	$ 350,000
Working capital adjustment	2,500
Net investment value	229,000
Fees incurred in relation to disposal	$ 200
Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues		$ 22,016	$ 22,634